Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	R$ 211,638	R$ 185,727
Financial investments	3,164	96,299
Trade receivables	471,951	501,671
Contract assets	147,620	217,250
Recoverable taxes	23,588	17,922	[1]
Tax assets	17,483	2,959
Derivatives	9,620	11,194
Other assets	27,072	38,269
Total current assets	912,136	1,071,291
Recoverable taxes	959	3,624
Deferred tax assets	18,284	15,571	[2]
Judicial deposits	7,280	9,819
Restricted cash - Escrow account and indemnity asset	29,061	31,552
Other assets	1,027	3,654
Property, plant and equipment	38,584	55,266
Intangible assets and goodwill	1,669,865	1,755,994
Right-of-use assets	39,695	56,187
Total non-current assets	1,804,755	1,931,667
Total assets	2,716,891	3,002,958
Liabilities and equity
Suppliers and other payables	21,690	33,376
Loans and borrowings	112,719	236,030	[3]
Lease liabilities	17,862	21,539
Salaries and welfare charges	196,396	260,156
Accounts payable for business acquired	13,365	76,746
Derivatives	0	4,109
Tax liabilities	2,602	3,890
Other taxes payable	15,275	14,382
Contract liability	48,079	32,136
Other liabilities	27,290	47,501
Total current liabilities	455,278	729,865
Loans and borrowings	614,744	753,733	[3]
Deferred tax liabilities	68,465	20,942
Lease liabilities	27,037	41,269
Provisions	9,620	12,347
Accounts payable for business acquired	122,689	133,299
Other liabilities	7,807	3,530
Total non-current liabilities	850,362	965,120
Equity
Share capital	37	37
Share premium	980,893	946,173
Capital reserves	174,153	203,218
Retained earnings reserves	354,240	221,667
Other comprehensive income (loss)	(98,072)	(63,122)
Total equity	1,411,251	1,307,973	[1],[2]
Total equity and liabilities	R$ 2,716,891	R$ 3,002,958

[1]	the amortization of the identifiable intangible assets arising from business combination was erroneously determined to be nondeductible in the income tax calculation; and
[2]	failure to recognize deferred tax liabilities related to the amortization of tax-deductible goodwill;
[3]	misclassification of the effects of exchange differences related to debt loans denominated in foreign currency (USD) and designated as hedge instrument in a cash flow hedge relationship.